INTANGIBLE ASSETS, NET - Amortization expense on intangible assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation expense on property, plant and equipment
Total amortization expense	¥ 1,978,267	¥ 2,521,709	¥ 2,072,389
Cost of revenues
Depreciation expense on property, plant and equipment
Total amortization expense	194,340	184,906
General and administrative expenses
Depreciation expense on property, plant and equipment
Total amortization expense	¥ 1,783,927	¥ 2,336,803	¥ 2,072,389